OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES
	December 31
	2025	2024
	U.S. dollars in thousands
Accrued expenses	989	512
Grants in advance	141	87
Escrow payables	773	-
Others	258	271
	2,161	870